Taxation - Disclosure of major components of tax expense (income) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Adjustment in respect of prior periods	£ (71)	£ 28	£ (6)
Total tax credit	(7,265)	(4,232)	(4,706)
Factors affecting the tax credit for the year
Loss on ordinary activities before taxation	(39,206)	(24,133)	(25,203)
Multiplied by standard rate of corporation tax of 19% (2018: 19% and 2017: 19.25%)	£ (7,449)	£ (4,585)	£ (4,852)
Standard rate of corporation tax	19.00%	19.00%	19.25%
Effects of:
Non-deductible expenses	£ 515	£ 540	£ 675
Fair value adjustment on derivative financial instruments	(303)	232	(1,280)
Research and development incentive	(3,119)	(1,846)	(2,116)
Temporary differences not recognized	(6)	(3)	(2)
Difference in overseas tax rates	16	8	136
Tax losses carried forward not recognized	3,152	1,394	2,739
Adjustment in respect of prior periods	(71)	28	(6)
Total tax credit	(7,265)	(4,232)	(4,706)
UK
Current tax:
U.K. tax credit	(7,250)	(4,290)	(5,006)
US
Current tax:
U.K. tax credit	£ 56	£ 30	£ 306
Factors affecting the tax credit for the year
Standard rate of corporation tax	27.60%	27.60%	35.00%